UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31

Date of reporting period:  July 31, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

EXCHANGE RESERVE FUND

CLASSIC SERIES    |    ANNUAL REPORT     |    JULY 31, 2004

Your Serious Money. Professionally Managed.®  is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The Federal Reserve Bank’s (“Fed”) monetary policy committee pushed short-term interest rates higher this past June and increased them again on August 10, 2004, following the conclusion of the fund’s fiscal reporting period. Rising interest rates can act as a brake on robust economic growth, helping to maintain a balance between strong growth and the inflation that generally can accompany it.

Inflation and job growth picked up in the spring before tapering off somewhat toward the end of the period, and money market yields fluctuated during the past year. Given the fund managers’ concerns that inflation expectations may increase, the managers shortened the maturities of holdings in the portfolio.

Please read on for a more detailed look at prevailing economic and market conditions during the past twelve months and learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

1      Smith Barney Exchange Reserve Fund    |    2004 Annual Report

In November 2003, Citigroup Asset Management (“Citigroup”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to primarily serve the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 19, 2004

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MANAGER OVERVIEW

KEVIN KENNEDY Vice President and Investment Officer	MARTIN HANLEY Vice President and Investment Officer

When the period began in August 2003, evidence of an improved national economy continued to emerge. However, many investors believed the Fed’s monetary policymaking committee would maintain its interest rate target at low levels to help sustain the recovery. This policy stance would help to forestall potential deflationary forces as well as keep money market yields near their lows.

During the second half of last year, rising domestic consumption, increases in business fixed investments, and export activity contributed to a relatively robust gross domestic product (“GDP”)i. By the end of 2003, we began to see a steepening of the yield curveii (i.e., wider spread between rates on longer-term issues in relation to those scheduled to mature earlier), due to the improving economy.

During the first quarter of 2004, broader-based economic indicators reflected a favorable overall outlook. For example, U.S. non-farm payroll job growth for March and April was considerably stronger. Given the combination of strong GDP results, rising corporate profits and an improving job market, the economy appeared to be firing on all cylinders. Investors’ reaction to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates. As a result, yields on money market instruments, particularly those with longer maturities, rose to even higher levels.

At the end of June, the Fed raised its federal funds rate targetiii from a four-decade low of 1.00% to 1.25%. On August 10, 2004, after the reporting period, the Fed further increased its federal funds rate target to 1.50%.

Although GDP and labor market growth results were more tempered later in the period, their results remained relatively strong.

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Performance Review

As of July 31, 2004, the seven-day current yield for Class B shares of the Smith Barney Exchange Reserve Fund was 0.12% and its seven-day effective yield, which reflects compounding, was 0.12%. The seven-day current yield for Class C shares of the fund was 0.15% and its seven-day effective yield, which reflects compounding, was 0.15% during the same period. These numbers are the same due to rounding.

SMITH BARNEY EXCHANGE RESERVE FUND YIELDS AS OF JULY 31, 2004

	Seven-Day Current Yield	Seven-Day Effective Yield

Class B shares	0.12%	0.12%

Class C shares	0.15%	0.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

The fund's yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. In the cases where the current yield and effective yield are the same, it is due to rounding.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund assumes reinvestment. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

With respect to Class B shares, both yields include voluntary expense reimbursements, which may be reduced or terminated at any time. Without these expense reimbursements, the seven-day current yield and the seven-day effective yield for Class B shares would have been 0.09%

The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund assumes reinvestment. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance,

4      Smith Barney Exchange Reserve Fund    |    2004 Annual Report

which is not a guarantee of future results, and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Special Shareholder Notice

Effective April 29, 2004, Smith Barney Class L shares were renamed Class C shares. The current expenses, management fees, and sales charges have not changed.

Investment Approach

Given our concerns during the period that GDP growth and improvement in job growth could raise inflation expectations and potentially lead to higher interest rates, we shortened the portfolio’s average maturities. If rates were to rise, this investment approach could help us move faster in rolling over proceeds from maturing securities into potentially higher-yielding money market instruments. As of the end of the period, the fund maintained its heaviest concentrations in commercial paper and certificates of deposit.

Although our investment approach is subject to change in response to market conditions, as of the end of the period we maintained a conservative stance in terms of maturity concentrations and the credit quality of securities held in the portfolios.

Thank you for your investment in the Smith Barney Exchange Reserve Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

Kevin Kennedy Vice President and Investment Officer	Martin R. Hanley Vice President and Investment Officer

August 19, 2004

5      Smith Barney Exchange Reserve Fund    |    2004 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the fund’s share price. The U.S. Government guarantee of principal and interest payments only applies to underlying securities in the fund’s portfolio, not the fund’s shares. Please note the fund’s shares are not guaranteed by the U.S. Government or its agencies.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

6      Smith Barney Exchange Reserve Fund    |    2004 Annual Report

Fund at a Glance (unaudited)

Investment Breakdown†

January 31, 2004

0.3% U.S. Government Obligations
8.2% Time Deposits
68.8% Commercial Paper
22.7% Certificates of Deposit

July 31, 2004

1.7% Time Deposits
3.1% U.S. Government Obligations
64.1% Commercial Paper
31.1% Certificates of Deposit

† *As a percentage of total investments. Please note that Fund holdings are subject to change.*

7      Smith Barney Exchange Reserve Fund    |    2004 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on redemptions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on February 1, 2004 and held for the six months ended July 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(3)

Class B	0.05%	$1,000.00	$1,000.50	$5.02

Class C(4)	0.05	1,000.00	1,000.50	5.02

(1)	For the six months ended July 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year.
(3)	Expenses are equal to the annualized expense ratio of 1.01% and 1.01% for the Fund’s Class B and C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(4)	On April 29, 2004, Class L shares were renamed as Class C shares.

8      Smith Barney Exchange Reserve Fund    |    2004 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(2)

Class B	5.00%	$1,000.00	$1,019.84	$5.07

Class C(3)	5.00	1,000.00	1,019.84	5.07

(1)	For the six months ended July 31, 2004.
(2)	Expenses are equal to the annualized expense ratio of 1.01% and 1.01% for the Fund’s Class B and C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(3)	On April 29, 2004, Class L shares were renamed as Class C shares.

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Schedule of Investments	July 31, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE

U.S. GOVERNMENT OBLIGATIONS — 3.1%
$ 6,350,000	Federal National Mortgage Association Discount Notes mature 8/4/04 to 8/20/04 (Cost — $6,345,942)	1.25% to 1.27%	$ 6,345,942

CERTIFICATES OF DEPOSIT — 31.1%
8,000,000	Banque Paribas NY matures 9/14/04	1.43	7,999,608
8,000,000	Canadian Imperial Bank of Commerce NY matures 9/30/04	1.50	8,000,266
2,000,000	Credit Agricole Indosuez NY matures 8/4/04	1.24	2,000,006
8,000,000	CS First Boston NY matures 8/2/04	1.30	8,000,000
8,000,000	Danske Corp. matures 8/10/04	1.32	8,000,039
9,000,000	Dexia Bank NY matures 8/31/04	1.08	8,997,707
8,000,000	Societe Generale NY matures 9/8/04	1.40	7,999,828
5,000,000	UBS AG Stamford matures 8/11/04	1.16	4,999,950
8,000,000	Wells Fargo Bank NA matures 8/12/04	1.30	8,000,022

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $63,997,426)		63,997,426

COMMERCIAL PAPER — 64.1%
8,000,000	Atomium Funding Corp. matures 9/8/04	1.46	7,987,671
8,000,000	Brahms Funding Corp. matures 8/9/04	1.36	7,997,582
8,000,000	Eiffel Funding LLC matures 8/13/04	1.33	7,996,453
8,000,000	Gemini Securitization Corp. matures 8/20/04	1.37	7,994,216
8,000,000	Greyhawk Funding Corp. matures 8/16/04	1.32	7,995,600
4,000,000	HBOS Treasury Services matures 8/25/04	1.35	3,996,400
8,000,000	Main Street Warehouse Funding LLC matures 8/26/04	1.44	7,992,000
8,000,000	Mane Funding Corp. matures 8/20/04	1.39	7,994,131
8,000,000	Mica Funding LLC matures 8/23/04	1.35	7,993,400
8,000,000	Park Granada LLC matures 8/11/04	1.32	7,997,067
8,000,000	Polonius Inc. matures 8/6/04	1.30	7,998,556
8,000,000	Regency Markets No. 1 LLC matures 8/20/04	1.39	7,994,131
8,000,000	Saint Germain Holdings Ltd. matures 8/13/04	1.34	7,996,427
8,000,000	Surrey Funding Corp. matures 8/19/04	1.36	7,994,560
8,000,000	Tasman Funding Inc. matures 8/16/04	1.35	7,995,500
8,000,000	Victory Receivables Corp. matures 8/17/04	1.38	7,995,093
8,000,000	Yorktown Capital LLC matures 8/16/04	1.34	7,995,533

	TOTAL COMMERCIAL PAPER (Cost — $131,914,320)		131,914,320

TIME DEPOSITS — 1.7%
3,553,000	State Street Bank Cayman Islands matures 8/2/04 (Cost — $3,553,000)	1.32	3,553,000

	TOTAL INVESTMENTS — 100.0% (Cost — $205,810,688 * )		$205,810,688

*  Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.
10 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Statement of Assets and Liabilities	July 31, 2004

ASSETS:
Investments, at amortized cost	$205,810,688
Cash	203
Receivable for Fund shares sold	438,693
Interest receivable	138,301
Other assets	28,021

Total Assets	206,415,906

LIABILITIES:
Payable for Fund shares reacquired	810,843
Investment advisory fee payable	48,876
Administration fee payable	34,724
Distribution plan fees payable	30,935
Dividends payable	13,269
Deferred compensation payable	9,192
Accrued expenses	77,241

Total Liabilities	1,025,080

Total Net Assets	$205,390,826

NET ASSETS:
Par value of shares of beneficial interest	$205,411
Capital paid in excess of par value	205,192,136
Overdistributed net investment income	(6,668)
Accumulated net realized loss from investment transactions	(53)

Total Net Assets	$205,390,826

Shares Outstanding:
Class B	91,208,873

Class C	114,201,726

Net Asset Value:
Class B (and redemption price)	$1.00

Class C (and redemption price)	$1.00

See Notes to Financial Statements.
11 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Statement of Operations	For the Year Ended July 31, 2004

INVESTMENT INCOME:
Interest	$2,182,437

EXPENSES:
Distribution plan fees (Note 4)	996,025
Investment advisory fee (Note 3)	597,615
Administration fee (Note 3)	398,410
Transfer agency services (Note 4)	271,860
Audit and legal	50,001
Custody	35,264
Shareholder communications (Note 4)	33,237
Registration fees	27,665
Trustees' fees	11,308
Other	5,987

Total Expenses	2,427,372
Less: Investment advisory fee waiver and expense reimbursement (Note 3)	(451,535)

Net Expenses	1,975,837

Net Investment Income	206,600

Net Realized Gain From Investment Transactions	110

Increase in Net Assets From Operations	$ 206,710

See Notes to Financial Statements.
12 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Statement of Changes in Net Assets

	For the Years Ended July 31,
	2004	2003

OPERATIONS:
Net investment income	$206,600	$719,798
Net realized gain (loss)	110	(154)

Increase in Net Assets From Operations	206,710	719,644

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 AND 5):
Net investment income	(206,591)	(719,813)
Net realized gains	(9)	—

Decrease in Net Assets From Distributions to Shareholders	(206,600)	(719,813)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	255,515,919	280,084,813
Net asset value of shares issued for reinvestment of distributions	180,298	694,856
Cost of shares reacquired	(269,049,572)	(304,521,599)

Decrease in Net Assets From Fund Share Transactions	(13,353,355)	(23,741,930)

Decrease in Net Assets	(13,353,245)	(23,742,099)
NET ASSETS:
Beginning of year	218,744,071	242,486,170

End of year *	$205,390,826	$218,744,071

* Includes undistributed (overdistributed) net investment income of:	$(6,668)	$109

See Notes to Financial Statements.
13 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class B Shares	2004(1)	2003(1)	2002(1)	2001(1)	2000(1)

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.001	0.003	0.010	0.044	0.046
Distributions from net investment income and/or net realized gains	(0.001)	(0.003)	(0.010)	(0.044)	(0.046)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(2)	0.10%	0.30%	1.04%	4.50%	4.72%

Net Assets, End of Year (millions)	$91	$128	$164	$91	$95

Ratios to Average Net Assets:
Expenses(3)	0.99%	1.12%	1.19%	1.25%	1.25%
Net investment income	0.10	0.31	1.03	4.37	4.59

Class C Shares(4)	2004(1)	2003(1)	2002(1)	2001(1)	2000(1)

Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.001	0.003	0.010	0.044	0.046
Distributions from net investment income and/or net realized gains	(0.001)	(0.003)	(0.010)	(0.044)	(0.046)

Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (2)	0.11%	0.29%	1.02%	4.47%	4.68%

Net Assets, End of Year (millions)	$114	$91	$78	$41	$29

Ratios to Average Net Assets:
Expenses(3)	0.99%	1.13%	1.22%	1.27%	1.26%
Net investment income	0.11	0.28	0.98	4.22	4.59

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence fee waivers and/or expense reimbursements, the total return would be reduced.
(3)	The investment adviser waived a portion of its advisory fee and/or reimbursed expenses for the years ended July 31, 2004 and 2003. If such fees were not waived and/or expenses not reimbursed, the actual expense ratios would have been as follows:
	2004	2003
Class B	1.21%	1.17%
Class C	1.22	1.20

(4)	On April 29, 2004, Class L shares were renamed as Class C shares.
See Notes to Financial Statements.
14 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Notes to Financial Statements

1. Significant Accounting Policies

The Smith Barney Exchange Reserve Fund (“Fund”), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: SB Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, SB Capital and Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Dividend and Income Fund, and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) class specific expenses are charged to each class; management fees, general fund expenses, income, gains and/or losses are allocated on the basis of the relative net assets of each class or on another reasonable basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. At July 31, 2004, reclassifications were made to the Fund’s capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of net investment income amounting to $6,786 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

15 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Notes to Financial Statements (continued)

2. Dividends

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date. Net realized gains, if any, are distributed at least annually.

3. Investment Advisory Agreement, Administration Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.

During the year ended July 31, 2004, SBFM waived investment advisory fees and reimbursed other expenses of $451,535 in order to maintain a minimum yield threshold. These arrangements can be terminated at any time by SBFM.

In addition, SBFM reimbursed the Fund $280,070 in connection with prepaid state registration fees which will not be utilized.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended July 31, 2004, the Fund paid transfer agent fees of $164,637 to CTB.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

On April 29, 2004, the Fund’s Class L shares were renamed as Class C shares.

There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

16 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Notes to Financial Statements (continued)

For the year ended July 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

	Class B	Class C

CDSCs	$567,000	$9,000

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets for each respective class. For the year ended July 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class B	Class C

Rule 12b-1 Distribution Plan Fees	$509,064	$486,961

For the year ended July 31, 2004, total Transfer Agency Service expenses were as follows:

	Class B	Class C

Transfer Agency Service Expenses	$135,659	$136,201

For the year ended July 31, 2004, total Shareholder Communication expenses were as follows:

	Class B	Class C

Shareholder Communication Expenses	$16,906	$16,331

5. Distributions Paid to Shareholders by Class

	Year Ended July 31, 2004	Year Ended July 31, 2004

Class B
Net investment income	$103,162	$477,953
Net realized gains	4	—

Total	$103,166	$477,953

Class C
Net investment income	$103,429	$241,860
Net realized gains	5	—

Total	$103,434	$241,860

17 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Notes to Financial Statements (continued)

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and C shares are available through exchange only, except that certain qualified and non-qualified retirement plans may make direct purchases. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of beneficial interest of the Fund, each at $1.00, were as follows:

	Year Ended July 31, 2004	Year Ended July 31, 2003

Class B
Shares sold	62,218,252	119,708,920
Shares issued on reinvestmen	89,358	454,586
Shares reacquired	(99,024,640)	(156,206,294)

Net Decrease	(36,717,030)	(36,042,788)

Class C†
Shares sold	193,297,667	160,375,893
Shares issued on reinvestmen	90,940	240,270
Shares reacquired	(170,024,932)	(148,315,305)

Net Increase	23,363,675	12,300,858

† On April 29, 2004, Class L shares were renamed as Class C shares.
7. Capital Loss Carryforward

At July 31, 2004, the Fund had, for Federal income tax purposes, $53 of unused capital loss carryforwards expiring on July 31, 2012 available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.
8. Income Tax Information and Distributions to Shareholders
The tax basis components of distributable earnings at July 31 were:
	2004	2003

Undistributed ordinary income	$16,389	$13,295

Accumulated capital losses	(53)	—

18 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Notes to Financial Statements (continued)

The tax character of distributions paid during the year ended July 31, 2004 and 2003 was:

	2004	2003

Ordinary income	$206,600	$719,813

9. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $48,675, its allocable share of the amount described above through a waiver of its fees.
10. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds. The complaints allege, among other things, that

19 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Notes to Financial Statements (continued)

the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.
20 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of Smith Barney Income Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Exchange Reserve Fund of Smith Barney Income Funds (“Fund”) as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Exchange Reserve Fund of Smith Barney Income Funds as of July 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York September 17, 2004
21 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Smith Barney Exchange Reserve Fund (“Fund”) are managed under the direction of the Smith Barney Income Funds’ (“Trust”) Board of Trustees. Information pertaining to the Trustees and Officers is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund’s transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund’s sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

Name, Address and Age	Position(s) Held with Fund	Term of Office * and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Non-Interested Trustees:
Lee Abraham 13732 LeHavre Drive Frenchman's Creek Palm Beach Gardens, FL 33410 Age 76	Trustee	Since 1993	Retired; Former Director of Signet Group PLC	27	None

Allan J. Bloostein 27 West 67th Street New York, NY 10023 Age 74	Trustee	Since 1985	President of Allan Bloostein Associates, a consulting firm; Former Director of CVS Corp.	34	Taubman Centers Inc.

Jane F. Dasher Korsant Partners 283 Greenwich Avenue 3rd Floor Greenwich, CT 06830 Age 54	Trustee	Since 1999	Controller of PBK Holdings Inc., a family investment company	27	None

Richard E. Hanson, Jr. 2751 Vermont Route 140 Poultney, VT 05764 Age 62	Trustee	Since 1985	Retired; Former Head of the New Atlanta Jewish Community High School	27	None

Paul Hardin 12083 Morehead Chapel Hill, NC 27514-8426 Age 72	Trustee	Since 1999	Professor of Law & Chancellor Emeritus at the University of North Carolina	34	None

Roderick C. Rasmussen 9 Cadence Court Morristown, NJ 07960 Age 77	Trustee	Since 1999	Investment Counselor	27	None

John P. Toolan 13 Chadwell Place Morristown, NJ 07960 Age 73	Trustee	Since 1999	Retired	27	John Hancock Funds
22 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office * and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Interested Trustee:

R. Jay Gerken, CFA ** Citigroup Asset Management ("CAM") 399 Park Avenue 4th Floor New York, NY 10022 Age 53	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. ("CGM"); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC ("SBFM"), Travelers Investment Adviser, Inc. ("TIA") and Citi Fund Management Inc. ("CFM"); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. ("Citigroup"); Formerly Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	221	None

Officers:

Andrew B. Shoup CAM 125 Broad Street 11th Floor New York, NY 10004 Age 47	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A
23 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office * and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Robert J. Brault CAM 125 Broad Street 11th Floor New York, NY 10004 Age 38	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Director of Internal Control for CAM U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002); Vice President of Mutual Fund Administration at Investors Capital Services (from 1999 to 2000)	N/A	N/A

Kevin Kennedy CAM 399 Park Avenue 4th Floor New York, NY 10022 Age 50	Vice President and Investment Officer	Since 2001	Managing Director of CAM	N/A	N/A

Martin R. Hanley CAM 399 Park Avenue 4th Floor New York, NY 10022 Age 38	Vice President and Investment Officer	Since 1994	Director of CGM; Investment Officer of SBFM	N/A	N/A
24 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Age	Position(s) Held with Fund	Term of Office * and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee

Andrew Beagley CAM 399 Park Avenue 4th Floor New York, NY 10022 Age 40	Chief Anti-Money Laundering Compliance Officer Chief Compliance Officer	Since 2002 Since 2004	Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti- Money Laundering Compliance Officer, Vice President and Chief Compliance Officer of certain mutual funds associated with Citigroup; Director of Compliance, Europe, the Middle East and Africa, CAM (from 1999 to 2000); Compliance Officer, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc., Salomon Brothers Asset Management Asia Pacific Limited (from 1997 to 1999)	N/A	N/A

Kaprel Ozsolak CAM 125 Broad Street 11th Floor New York, NY 10004 Age 38	Controller	Since 2002	Vice President of CGM; Controller of certain mutual funds associated with Citigroup	N/A	N/A

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Age 48	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary of CFM (from 2001 to 2004); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

25 Smith Barney Exchange Reserve Fund | 2004 Annual Report

Tax Information (unaudited)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended July 31, 2004, a total of 1.09% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.
26 Smith Barney Exchange Reserve Fund | 2004 Annual Report

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Smith Barney EXCHANGE RESERVE FUND

TRUSTEES
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
    Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS
R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative
Officer

Robert J. Brault
Chief Financial Officer
and Treasurer

Kevin Kennedy
Vice President and
Investment Officer

Martin R. Hanley
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer
INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Fund
    Management LLC

DISTRIBUTORS
Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN
State Street Bank and
Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS
PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

Smith Barney Income Funds

Smith Barney Exchange
Reserve Fund

The Fund is a separate investment
fund of the Smith Barney Income Funds, a Massachusetts business trust.

Information on how the fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the fund’s website at www.smithbarneymutualfunds.com and (3) on the SEC’s website at www.sec.gov.	This report is submitted for the general information of the shareholders of Smith Barney Income Funds — Smith Barney
Exchange Reserve Fund.

SMITH BARNEY EXCHANGE RESERVE FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01183 9/04 04-7180

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees for the Smith Barney Income Funds were $222,000 and $217,500 for the years ended 7/31/04 and 7/31/03.

(b)	Audit-Related Fees for the Smith Barney Income Funds were $0 and $0 for the years ended 7/31/04 and 7/31/03.

(c)	Tax Fees for Smith Barney Income Funds were $19,500 and $19,100 for the years ended 7/31/04 and 7/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Income Funds.

(d)	All Other Fees for Smith Barney Income Funds were $0 and $0 for the years ended 7/31/04 and 7/31/03.

(e)	(1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(f)	N/A

(g)	Non-audit fees billed by the Accountant for services rendered to Smith Barney Income Funds and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Income Funds were $0 and $0 for the years ended 7/31/04 and 7/31/03.

(h)	Yes. The Smith Barney Income Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Income Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Income Funds

Date: October 7, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Income Funds

Date: October 7, 2004

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Smith Barney Income Funds

Date: October 7, 2004